SCHEDULE OF CONSIDERATION PAID FOR ACQUISITION (Details) - USD ($)					6 Months Ended
	Mar. 03, 2022	Feb. 12, 2022	Jun. 30, 2021	Jun. 03, 2021	Jun. 30, 2021
Tickeri Inc [Member]
Business Acquisition [Line Items]
Total consideration				$ 20,000,000
Tickeri Inc [Member] | Notes Payable [Member]
Business Acquisition [Line Items]
Total consideration				10,000,000
Tickeri Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Total consideration				$ 10,000,000
Monster Creative LLC [Member]
Business Acquisition [Line Items]
Total consideration			$ 8,000,000		$ 8,000,000
Monster Creative LLC [Member] | Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Total consideration					7,500,000
Monster Creative LLC [Member] | Non Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Total consideration					$ 500,000
BizSecure, Inc. [Member]
Business Acquisition [Line Items]
Total consideration		$ 6,756,000
BizSecure, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Contingent consideration (RSUs)		4,526,520
BizSecure, Inc. [Member] | Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Total consideration		$ 2,229,480
Ixaya Inc [Member]
Business Acquisition [Line Items]
Total consideration	$ 1,650,000
Ixaya Inc [Member] | Cash [Member]
Business Acquisition [Line Items]
Total consideration	150,000
Ixaya Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Total consideration	$ 1,500,000